UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
___	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ______________ to ______________.
Date of Report (Date of earliest event reported): ______________
Commission File Number of securitizer:  ______________

Central Index Key Number of securitizer:  ______________

_______________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]
_X_                          Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001719327
Central Index Key Number of sponsor: N/A

          MetLife Securitization Trust 2018-1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0001748574
Central Index Key Number of underwriter (if applicable): N/A

              Alfred Chang, Director, (973) 355-4589
Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01.         Findings and Conclusions of a Third Party Due Diligence Report Obtained By the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibits 99.1. 99.2, 99.3 and 99.4 for the related information.

Item 3.              Exhibits
99.1            Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1 – Executive Summary/Narrative
Schedule 2A – Tax and Title Report - Tax Lien Review
Schedule 2B – Tax and Title Report - Senior Lien Report
Schedule 2C – Tax and Title Report - Assign Mod Report
Schedule 2D – Tax and Title Report -  Junior Mortgage Report
Schedule 2E – Tax and Title Report - Subordinate DQ Report
Schedule 2F – Tax and Title Report - Subordinate Judgment
Schedule 2G – Tax and Title Report - Exception Report
Schedule 2H – Tax and Title Report - Itemized Report
Schedule 3 – Pay History
Schedule 4 – Data Compare

99.2            Disclosures required by Rule 15Ga-2 for Clarity AMC Diligence, LLC

Schedule 1 – Loan Level Compliance Report
Schedule 2 – Exception Standard Compliance Report

99.3            Disclosures required by Rule 15Ga-2 for Tigre AMC Diligence, LLC

Schedule 1 – Loan Level Compliance Report
Schedule 2 –Exception Standard Compliance Report

99.4            Disclosures required by Rule 15Ga-2 for JCIII & Associates, Inc.

Schedule 1 – Compliance Summary
Schedule 2 – Exception Report
Schedule 3 – Itemized Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Dated: August 7, 2018
METLIFE SECURITIZATION DEPOSITOR LLC (Securitizer) By: METROPOLITAN LIFE INSURANCE COMPANY, its Manager

By: /s/ Colin Robina
Name: Colin Robina Title: Director

EXHIBIT INDEX
Exhibit Number

99.1     Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1 – Executive Summary/Narrative
Schedule 2A – Tax and Title Report - Tax Lien Review
Schedule 2B – Tax and Title Report - Senior Lien Report
Schedule 2C – Tax and Title Report - Assign Mod Report
Schedule 2D – Tax and Title Report -  Junior Mortgage Report
Schedule 2E – Tax and Title Report - Subordinate DQ Report
Schedule 2F – Tax and Title Report - Subordinate Judgment
Schedule 2G – Tax and Title Report - Exception Report
Schedule 2H – Tax and Title Report - Itemized Report
Schedule 3 – Pay History
Schedule 4 – Data Compare

99.2     Disclosures required by Rule 15Ga-2 for Clarity AMC Diligence, LLC

Schedule 1 – Loan Level Compliance Report
Schedule 2 –Exception Standard Compliance Report

99.3     Disclosures required by Rule 15Ga-2 for Tigre AMC Diligence, LLC

Schedule 1 – Loan Level Compliance Report
Schedule 2 –Exception Standard Compliance Report

99.4     Disclosures required by Rule 15Ga-2 for JCIII & Associates, Inc.

Schedule 1 – Compliance Summary
Schedule 2 – Exception Report
Schedule 3 – Itemized Report